Deferred tax credits (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Taxes and Tax Credits [Abstract]
Deferred tax credits
	As at December 31,	As at December 31,
USD'000	2019	2018
Deferred research & development tax credits	2,487	2,505
Deferred other tax credits	1	36
Total deferred tax credits	2,488	2,541